FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fair Value Input Liabilities Quantitative Information [Line Items]
Goodwill	$ 1,460	$ 37,054
Fair Value, Measurements, Recurring [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Assets, Fair Value Disclosure	0	0
Bond [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Convertible Debt	0	19,995
Goodwill	0
Asset Impairment Charges	$ 35,767
Concord Group [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Goodwill		0
Asset Impairment Charges		$ 11,623